Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	March 31, 2013	March 31, 2012
	US$	US$
Cash on hand and at banks	24,551,490	27,680,158
Money market funds	7,833,886	12,112,575

Total cash and cash equivalents	32,385,376	39,792,733

The cash on hand and at banks in our PRC subsidiaries are denominated in Renminbi (“RMB”), United States dollars (“US$”) and Hong Kong dollars (“HK$”) with the total amount equivalent to RMB61,563,027 (equivalent to US$9,911,137) and RMB53,638,273 (equivalent to US$8,511,175) as of March 31, 2013 and 2012, respectively. Of these amounts, RMB56,510,003 (equivalent to US$9,097,642) and RMB53,219,866 (equivalent to US$8,444,783) are originally denominated in RMB as of March 31, 2013 and 2012, respectively. RMB is not freely convertible into other currencies; however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign

Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business. Other than RMB, the cash on hand and at banks of the Company in Hong Kong and the United States are denominated in HK$ and US$.